Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance (in shares) at Sep. 30, 2020		25,268,848
Beginning Balance at Sep. 30, 2020	$ 11,080	$ 3	$ 48,215	$ 0	$ (37,138)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)		10,617
Issuance of common stock upon exercise of stock options	2		2
Issuance of common stock upon settlement of restricted stock units (in shares)		790,497
Stock-based compensation - restricted stock	1,027		1,027
Stock-based compensation - stock options	248		248
Comprehensive income:
Net income (loss)	(2,361)				(2,361)
Ending Balance (in shares) at Dec. 31, 2020		26,069,962
Ending Balance at Dec. 31, 2020	9,996	$ 3	49,492	0	(39,499)
Beginning Balance (in shares) at Sep. 30, 2021		70,096,401
Beginning Balance at Sep. 30, 2021	291,229	$ 7	368,709	(297)	(77,190)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)		893,509
Issuance of common stock upon exercise of stock options	161		161
Issuance of common stock upon settlement of restricted stock units (in shares)		51,848
Stock-based compensation - restricted stock	2,931		2,931
Shares withheld related to net share settlement (in shares)		(374,377)
Shares withheld related to net share settlement	(3,121)		(3,121)
Comprehensive income:
Net income (loss)	772				772
Other comprehensive loss	(601)			(601)
Ending Balance (in shares) at Dec. 31, 2021		70,667,381
Ending Balance at Dec. 31, 2021	$ 291,371	$ 7	$ 368,680	$ (898)	$ (76,418)